Pay vs Performance Disclosure	12 Months Ended					18 Months Ended	42 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On: (4)
Year	Summary Compensation Table Total for Mr. Riggs (1) ($)	Summary Compensation Table Total for Mr. Gorder (1) ($)	Compensation Actually Paid to Mr. Riggs (1)(2)(3) ($)	Compensation Actually Paid to Mr. Gorder (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income (loss) (5) ($MM)	Adjusted EPS (loss) (5) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	22,412,292	(1)	18,470,252	(1)	6,186,742	6,346,348	162.57	166.54	3,006	8.48
2023	20,140,932	30,041,532	15,025,453	30,270,251	9,269,079	7,376,951	167.46	182.93	9,149	24.90
2022	(1)	20,145,093	(1)	35,823,343	5,814,701	10,262,307	158.16	168.89	11,879	29.16
2021	(1)	22,691,886	(1)	26,024,576	8,393,358	7,384,101	90.37	100.91	1,288	2.81
2020	(1)	19,930,640	(1)	10,111,711	6,047,117	3,507,113	64.40	65.76	(1,107)	(3.12)

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote	Two individuals served as PEO during 2023. R. Lane Riggs was elected as our CEO and President effective as of the close of business on June 30, 2023. Joseph W. Gorder served as our CEO (i) in 2023 until the close of business on June 30, 2023, the effective date of his retirement as CEO, and (ii) for each of the years prior to 2023 shown in the table above. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Jason W. Fraser	Jason W. Fraser	Jason W. Fraser	Jason W. Fraser	Jason W. Fraser
R. Lane Riggs	R. Lane Riggs	R. Lane Riggs	Gary K. Simmons	Gary K. Simmons
Gary K. Simmons	Gary K. Simmons	Gary K. Simmons	Richard J. Walsh	Richard J. Walsh
Cheryl L. Thomas	Cheryl L. Thomas	Cheryl L. Thomas	Cheryl L. Thomas	Eric A. Fisher
Donna M. Titzman

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes a custom group of peers, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our annual report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in Valero and in the custom group of peer issuers used in our performance graph, respectively. Historical stock performance is not necessarily indicative of future stock performance. Our selected peer group comprises the following eleven members: ConocoPhillips; CVR Energy, Inc.; Delek US Holdings, Inc.; the Energy Select Sector SPDR Fund (XLE); EOG Resources, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; Occidental Petroleum Corporation; PBF Energy Inc.; Phillips 66; and LyondellBassell Industries N.V. (the “Peer Group”). The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The Energy Select Sector SPDR Fund (XLE) serves as a proxy for stock price performance of the energy sector and includes energy companies with which we compete for capital. We believe that the Peer Group represents a group of issuers for making head-to-head performance comparisons in a competitive operating environment that is primarily characterized by companies that have business models predominantly consisting of downstream refining operations, together with similarly sized energy companies that share operating similarities to us, and that are in adjacent segments of the oil and gas industry.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for each PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and Item 402(v) of Regulation S-K. Amounts in the Exclusion of Stock Awards and the Exclusion of Change in Pension Value columns, respectively, are the totals from the “Stock Awards” and “Change in Pension Value and Non-qualified Deferred Compensation Earnings” columns in the Summary Compensation Table. The amounts in Inclusion of Pension Service Cost and Prior Service Cost are based on the service cost for services rendered during the listed year and prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the listed year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Year	Summary Compensation Table Total for Mr. Riggs ($)	Exclusion of Change in Pension Value for Mr. Riggs ($)	Exclusion of Stock Awards for Mr. Riggs ($)	Inclusion of Pension Service Cost and Prior Service Cost for Mr. Riggs ($)	Inclusion of Equity Values for Mr. Riggs ($)	Compensation Actually Paid to Mr. Riggs ($)
2024	22,412,292	(5,917,094)	(10,820,463)	690,000	12,105,517	18,470,252
(footnote (3) to SEC Pay vs. Performance Table continues on the following page)
Footnotes to SEC Pay vs. Performance Table (cont’d):
footnote (3) continued

Year	Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost and Prior Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,186,742	(820,547)	(3,297,367)	418,250	3,859,270	6,346,348
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Riggs ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Riggs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Riggs ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Riggs ($)	Total - Inclusion of Equity Values for Mr. Riggs ($)
2024	9,681,332	(133,936)	2,271,145	65,337	—	221,639	12,105,517

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted and Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	3,203,674	(49,977)	616,500	15,888	—	73,185	3,859,270

Non-PEO NEO Average Total Compensation Amount	$ 6,186,742	$ 9,269,079	$ 5,814,701	$ 8,393,358	$ 6,047,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,346,348	7,376,951	10,262,307	7,384,101	3,507,113
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for each PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and Item 402(v) of Regulation S-K. Amounts in the Exclusion of Stock Awards and the Exclusion of Change in Pension Value columns, respectively, are the totals from the “Stock Awards” and “Change in Pension Value and Non-qualified Deferred Compensation Earnings” columns in the Summary Compensation Table. The amounts in Inclusion of Pension Service Cost and Prior Service Cost are based on the service cost for services rendered during the listed year and prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the listed year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Year	Summary Compensation Table Total for Mr. Riggs ($)	Exclusion of Change in Pension Value for Mr. Riggs ($)	Exclusion of Stock Awards for Mr. Riggs ($)	Inclusion of Pension Service Cost and Prior Service Cost for Mr. Riggs ($)	Inclusion of Equity Values for Mr. Riggs ($)	Compensation Actually Paid to Mr. Riggs ($)
2024	22,412,292	(5,917,094)	(10,820,463)	690,000	12,105,517	18,470,252
(footnote (3) to SEC Pay vs. Performance Table continues on the following page)
Footnotes to SEC Pay vs. Performance Table (cont’d):
footnote (3) continued

Year	Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost and Prior Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,186,742	(820,547)	(3,297,367)	418,250	3,859,270	6,346,348
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Riggs ($)	Vesting-Date Fair Value of Equity Awards Granted and Vested During Year for Mr. Riggs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Riggs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Riggs ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Riggs ($)	Total - Inclusion of Equity Values for Mr. Riggs ($)
2024	9,681,332	(133,936)	2,271,145	65,337	—	221,639	12,105,517

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted and Vested During Year Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	3,203,674	(49,977)	616,500	15,888	—	73,185	3,859,270

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and Valero’s cumulative TSR over the five most recently completed fiscal years. See footnote (1) above for more information on our PEO(s) and non-PEO NEOs during these periods.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and our Net Income during the five most recently completed fiscal years. See footnote (1) above for more information on our PEO(s) and non-PEO NEOs during these periods.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and our adjusted EPS during the five most recently completed fiscal years. See footnote (1) above for more information on our PEO(s) and non-PEO NEOs during these periods.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the Peer Group as discussed in footnote (4) above.
Tabular List, Table

Financial Performance Measures
Adjusted EPS
Relative TSR

Total Shareholder Return Amount	$ 162.57	167.46	158.16	90.37	64.40
Peer Group Total Shareholder Return Amount	166.54	182.93	168.89	100.91	65.76
Net Income (Loss)	$ 3,006,000,000	$ 9,149,000,000	$ 11,879,000,000	$ 1,288,000,000	$ (1,107,000,000)
Company Selected Measure Amount | $ / shares	8.48	24.90	29.16	2.81	(3.12)
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid are calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received. These amounts reflect the Summary Compensation Table Total with certain adjustments in accordance with Item 402(v) of Regulation S-K as described in footnote (3) below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Net income reflects net income as reported in Valero’s audited financial statements. We determined adjusted EPS to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024, and also in 2023 and 2022 (the first year we were required to disclose such measure). This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is not defined under U.S. Generally Accepted Accounting Principles (“GAAP”) and is considered a non-GAAP financial measure. See “Compensation Discussion and Analysis—Elements of Executive Compensation—Annual Incentive Bonus” above for adjustments and a description of how 2024 adjusted EPS is calculated from our audited financial statements. Adjusted EPS amounts in this column reflect the amounts actually used by the Human Resources and Compensation Committee for compensation determinations in such year, and does not reflect any out-of-period adjustments that did not impact Valero’s EPS as reported in its audited financial statements.
(footnote (5) to SEC Pay vs. Performance Table continues on the following page)
Footnotes to SEC Pay vs. Performance Table (cont’d):
footnote (5) continued
	For prior years, adjustments from EPS attributable to Valero stockholders – assuming dilution consist of: for 2023, gain on early retirement of debt; for 2022, gain on sale of an ethanol plant, gain on early redemption and retirement of debt, adjustment for renewable volume obligations modification, adjustment for an environmental reserve associated with a non-operating site, adjustment for a pension settlement charge, adjustment for foreign withholding tax, and adjustment for asset impairment loss; for 2021, gain on sale of a portion of our interest in the MVP joint venture, impairment charge for cancellation of the Diamond Pipeline extension, loss on early redemption and retirement of debt, adjustment for changes in certain statutory tax rates, and adjustment for change in estimated useful life of two ethanol plants; and for 2020, adjustment related to lower cost or market (LCM) inventory valuation, Last in First Out (LIFO) adjustment, and adjustment for change in useful life of an ethanol plant. Adjusted EPS amounts for years presented prior to 2024, and a further reconciliation and discussion of how such amounts are calculated from our audited financial statements, can be found in the “Compensation Discussion and Analysis—Elements of Executive Compensation—Annual Incentive Bonus” sections of our proxy statements filed with the SEC on March 26, 2024, March 22, 2023, March 17, 2022, and March 18, 2021, respectively.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
R. Lane Riggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 22,412,292	$ 20,140,932
PEO Actually Paid Compensation Amount	18,470,252	15,025,453
PEO Name						R. Lane Riggs
R. Lane Riggs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,105,517
Joseph W. Gorder [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		30,041,532	$ 20,145,093	$ 22,691,886	$ 19,930,640
PEO Actually Paid Compensation Amount		$ 30,270,251	$ 35,823,343	$ 26,024,576	$ 10,111,711
PEO Name							Joseph W. Gorder
PEO | R. Lane Riggs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,917,094)
PEO | R. Lane Riggs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,000
PEO | R. Lane Riggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,820,463)
PEO | R. Lane Riggs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,105,517
PEO | R. Lane Riggs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,681,332
PEO | R. Lane Riggs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,936)
PEO | R. Lane Riggs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,271,145
PEO | R. Lane Riggs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,337
PEO | R. Lane Riggs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | R. Lane Riggs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,639
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(820,547)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	418,250
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,297,367)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,859,270
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,203,674
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,977)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	616,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,888
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 73,185